ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The accompanying condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated interim financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2017, which are included in our Annual Report on Form 20-F.

Investments in affiliates
Investments in affiliates

Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. Affiliates are entities in which we hold a majority ownership interest, but we do not control, due to the participating rights of non-controlling interests. Under this method, we record our investment in the affiliate at cost, and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the consolidated balance sheets as "Investments in affiliates". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. The basis difference will then be amortized through the consolidated statements of operations as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds its interest, we do not recognize further losses, unless the Partnership has incurred obligations or made payments on behalf of the affiliate.

We recognize gains and losses in earnings based on the economic results allocated based on a contractual agreement, net of interest, tax and basis difference amortization.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, and reported in “Other current liabilities” and "Other non-current liabilities". A liability for the fair value of the obligation undertaken in issuing the guarantee in connection for investment in affiliate is recognized. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Derivatives, methods of accounting, hedging derivatives
Gains/(losses) on derivative instruments

With effect from the three and nine months ended September 30, 2018, we presented a new line item in financial income/(expenses) and the operating activities, on the face of the consolidated statements of operations and in the statement of cash flows, respectively. The new line item on the face of the consolidated statements of operations, "Gains/(losses) on derivative instruments" and the new line item in the consolidated statement of cash flow, "Change in market value of derivatives", relates to the movement of our derivative instruments. Previously, these items were presented within "Other financial items, net" on the face of the consolidated statements of operations along with our general finance costs and "Change in assets and liabilities" in the consolidated statement of cash flows.

We believe that the introduction of these new line items will provide users of our financial statements greater transparency over our derivative instruments. This presentation change has been retrospectively applied for all prior periods.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of September 30, 2018, we leased one (December 31, 2017: one) vessel under a finance lease from a wholly-owned special purpose vehicle (the “lessor SPV”) subsidiary of a financial institution in connection with our sale and leaseback transaction. While we do not hold any equity investment in the lessor SPV, we have determined that we are the primary beneficiary of the entity and accordingly, we are required to consolidate the lessor SPV into our financial results. The key line items impacted by our consolidation of the lessor SPV are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating the lessor SPV, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the lessor SPV’s debt principal; and (iii) the lessor SPV’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor SPV. Upon receipt of the audited annual financial statements of the lessor SPV, we will make a true-up adjustment for any material differences.

Adoption of new accounting standards and Accounting pronouncements to be adopted
Adoption of new accounting standards

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued accounting standards update (“ASU”) 2014-09 Revenue from Contracts With Customers (Topic 606) and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted this guidance on January 1, 2018. There is no impact on the adoption of this standard on our Consolidated Financial Statements.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition, measurement, presentation and disclosure of financial instruments. We adopted the amendments to this ASU on January 1, 2018 under a modified retrospective approach except for equity securities without a determinable fair value, for which a prospective approach is prescribed. The adoption of this ASU did not have a material impact on the Consolidated Financial Statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the disclosure and classification of certain items within the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our Consolidated Statement of Cash Flows. The adoption of this ASU did not have a material impact on the Consolidated Financial Statements.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statement of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our Consolidated Statement of Cash Flows and related disclosures. The adoption changed how restricted cash is reported in the consolidated statement of cash flows as follows for the nine months ended September 30, 2017:

		Nine months ended September 30, 2017
(in thousands of $)	Cash Flow Line Items	Balance Prior to Adoption	Adjustments Increase/(Decrease)	As Adjusted
OPERATING ACTIVITIES	Interest element included in obligation under capital lease	411	(427)	(16)
	Restricted cash	(5)	5	—
FINANCING ACTIVITIES	Restricted cash and short-term investments	(10,483)	8,824	(1,659)
Effect of exchange rate changes on cash		—	9,475	9,475
As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		141,111	17,878	158,989
Cash, cash equivalents and restricted cash at beginning of period		65,710	162,415	228,125
Cash, cash equivalents and restricted cash at end of period		206,821	180,293	387,114

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. We adopted this ASU prospectively from January 1, 2018. As a result, this increases the likelihood that future vessel acquisitions may be considered the acquisition of an asset rather than a business combination. However, this will be dependent upon the facts and circumstances of each prospective transaction. We do not expect a material impact on the adoption of this ASU on our Consolidated Financial Statements and disclosures for prospective dropdowns will be significantly reduced.

Accounting pronouncements that have been issued but not adopted

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. The standard requires a lessee to recognize right-of-use assets and lease liabilities on its balance sheet for all leases with terms longer than 12 months and introduces additional disclosure requirements. Lessors are required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. The standard will become effective on a modified retrospective basis for us on January 1, 2019. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures. Due to the transition provisions for lessors, the most significant impact of the adoption of this standard will be the recognition of lease assets and lease liabilities on our balance sheet for those leases where we are a lessee that are currently classified as operating leases.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements. We are evaluating the impact of these amendments on our consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. These amendments change the disclosures for fair value measurements - removing or modifying certain existing disclosure requirements, and adding new disclosure requirements. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.